Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 8 – Commitments and Contingencies

Office Lease

The Company leases office facilities located in Woburn, MA under a lease agreement that expires December 30, 2016. The Company leased additional office facilities at a second location in Albany, NY under a lease agreement that was canceled effective October 31, 2015. Rent expense for the Company’s facilities for the years ended December 31, 2015 and December 31, 2014 totaled $15,009 and $18,143, respectively.

The future minimum lease payments due under the above mentioned non-cancelable lease agreement is as follows:

Year ending December 31,
2016	$4,212
$4,212

Contract Related Fees

As part of the contract to develop its products, the Company has agreed to pay the contractor 1.5% of future New York state manufactured sales, and 5% of future non-New York state manufactured sales until the entire funds paid by the contractor have been repaid, or 15 years, whichever comes first. As of December 31, 2015, the Company has $1,251,885 of contract related expenses, all of which will be owed to the contractor, contingent upon the sale of the Company’s product. No liability is accrued since no sales have occurred.